Earning per unit and cash distributions - Calculation of basic and diluted earnings per unit (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Net income	$ 19,681	$ 6,156	$ 25,155	$ 20,291
Adjustment for:
Preferred unitholders' interest in net income	3,668	3,378	7,337	6,742
Limited partners' interest in net income	16,013	2,778	17,818	13,549
Less: Dividends paid or to be paid	(15,045)	(15,036)	(30,091)	(30,068)
Under (over) distributed earnings attributable to:
Distributed Earnings	968	(12,258)	(12,273)	(16,519)
Common Unit Public [Member]
Under (over) distributed earnings attributable to:
Distributed Earnings	$ 524	$ (6,636)	$ (6,647)	$ (8,942)
Basic weighted average units outstanding
Weighted Average Number of Shares Outstanding, Basic	18,029	17,978	18,029	17,962
Diluted weighted average units outstanding
Weighted Average Number of Shares Outstanding, Diluted	18,039	17,996	18,039	17,976
Earnings per unit:
Earnings per share, basic and diluted	$ 0.47	$ 0.07	$ 0.51	$ 0.38
Common units Hoegh LNG [Member]
Under (over) distributed earnings attributable to:
Distributed Earnings	$ 444	$ (774)	$ (5,626)	$ (1,044)
Basic weighted average units outstanding
Weighted Average Number of Shares Outstanding, Basic	15,257	2,101	15,257	2,101
Diluted weighted average units outstanding
Weighted Average Number of Shares Outstanding, Diluted	15,257	2,101	15,257	2,101
Earnings per unit:
Earnings per share, basic and diluted	$ 0.50	$ 0.10	$ 0.56	$ 0.44
Subordinated Units Hoegh LNG [Member]
Under (over) distributed earnings attributable to:
Distributed Earnings	$ 0	$ (4,848)	$ 0	$ (6,533)
Basic weighted average units outstanding
Weighted Average Number of Shares Outstanding, Basic	0	13,156	0	13,156
Diluted weighted average units outstanding
Weighted Average Number of Shares Outstanding, Diluted	0	13,156	0	13,156
Earnings per unit:
Earnings per share, basic and diluted	$ 0	$ 0.10	$ 0	$ 0.44